Intangible Assets, Net (Tables)	12 Months Ended
Mar. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, net
	As of March 31,	As of March 31,
	2021	2020
Land use right, cost	$879,886	$811,194
Software, cost	1,084,858	-
Total	1,964,744	811,194
Less: accumulated amortization	(132,645)	(91,472)
Intangible assets, net	$1,832,099	$719,722

Schedule of estimated future amortization expense
Years ending March 31,	Amortization expense

2022	$126,084
2023	126,084
2024	126,084
2025	126,084
2026	126,084
Thereafter	1,201,679
$1,832,099